Financial Instrument Risk Management - Derivative Financial Instruments by Counterparty Credit Rating (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of external credit grades [line items]
Financial assets	$ 152,785	$ 143,061
Derivative assets
Disclosure of external credit grades [line items]
Financial assets	1,548	1,112
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost
Disclosure of external credit grades [line items]
Financial assets	1,529	1,085
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	439	289
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	1,008	750
Derivative assets | Over-the-counter derivative contracts | Credit risk | Gross positive replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	82	46
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements
Disclosure of external credit grades [line items]
Financial assets	(737)	(768)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | AA
Disclosure of external credit grades [line items]
Financial assets	(210)	(252)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | A
Disclosure of external credit grades [line items]
Financial assets	(517)	(507)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Impact of master netting agreements | BBB
Disclosure of external credit grades [line items]
Financial assets	(10)	(9)
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost
Disclosure of external credit grades [line items]
Financial assets	792	317
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | AA
Disclosure of external credit grades [line items]
Financial assets	229	37
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | A
Disclosure of external credit grades [line items]
Financial assets	491	243
Derivative assets | Over-the-counter derivative contracts | Credit risk | Net replacement cost | BBB
Disclosure of external credit grades [line items]
Financial assets	72	37
Derivative assets | Exchange-traded derivative contracts
Disclosure of external credit grades [line items]
Financial assets	$ 19	$ 27